Finance income (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Finance Income

	2018 £m	2017 £m	2016 £m
Year to 31 December 2018 under IFRS 9
Finance income arising from:
Financial assets measured at amortised cost	73
Financial assets measured at fair value through profit or loss	1
Net gains arising from hedge ineffectiveness on net investment hedges	7
Years to 31 December 2017 and 31 December 2016 under IAS 39
Interest income arising from:
Cash and cash equivalents		60	67
Available-for-sale investments		2	1
Loans and receivables		1	2
Fair value adjustments on derivatives at fair value through profit or loss		2	2

	81	65	72